Document and Entity Information	Nov. 17, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001823593
Document Type	8-K/A
Document Period End Date	Nov. 17, 2022
Entity Registrant Name	TuSimple Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40326
Entity Tax Identification Number	86-2341575
Entity Address, Address Line One	9191 Towne Centre Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(619)
Local Phone Number	916-3144
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	TuSimple Holdings Inc. (the “Company”) is filing this Current Report on Form 8-K/A to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on November 21, 2022 (the “Original Form 8-K”), in which the Company disclosed that KPMG LLP (“KPMG”) resigned as the Company’s principal accountants. The Company provided KPMG with a copy of the Original Form 8-K prior to the time the Original Form 8-K was filed with the SEC and requested that KPMG furnish the Company with a letter addressed to the SEC, stating whether it agrees with the statements made by the Company in response to Item 304(a) of Regulation S-K in the Original Form 8-K and, if not, stating the respects in which it does not agree. The Company is filing this Current Report on Form 8-K/A to amend its Original Form 8-K by filing KPMG’s letter to the SEC. A copy of KPMG’s letter to the SEC, dated November 22, 2022, is attached as Exhibit 16.1 to this Current Report on Form 8-K/A and is incorporated by reference herein.